Note 9 - Long-term Debt - Summary of Long-term Debt (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Long-term debt, gross	$ 218,624,298	$ 207,262,415
Less: Current portion	(19,548,115)	(37,308,115)
Long-term portion	199,076,183	169,954,300
Deferred charges, current portion	396,183	377,583
Deferred charges, long-term portion	1,416,732	1,480,914
Long-term debt, current portion net of deferred charges	19,151,932	36,930,532
Long-term debt, long-term portion net of deferred charges	197,659,451	168,473,386
Antwerp Shipping Ltd. / Busan Shipping Ltd. / Keelung Shipping Ltd. / Oakland Shipping Ltd. [Member]
Long-term debt, gross	28,750,000	33,750,000
Marcos Shippting Ltd. [Member]
Long-term debt, gross	0	10,000,000
Rena Shipping Ltd. / Emmanuel Shipping Ltd. [Member]
Long-term debt, gross	0	10,250,000
Gregos Shipping Ltd [Member]
Long-term debt, gross	18,300,000	21,100,000
Terataki Shipping, Ltd. [Member]
Long-term debt, gross	18,000,000	21,200,000
Tender Soul Shipping Ltd. [Member]
Long-term debt, gross	23,954,298	25,542,415
Leonidas Shipping Ltd. / Dear Panel Shipping Ltd. [Member]
Long-term debt, gross	44,250,000	21,400,000
Monica Shipowners Ltd. / Stephania Shipping Ltd. [Member]
Long-term debt, gross	41,625,000	43,875,000
Pepi Shipping Ltd. [Member]
Long-term debt, gross	19,125,000	20,145,000
Symeon Shipping Ltd. [Member]
Long-term debt, gross	$ 24,620,000	$ 0